Other Operating Revenue - Gain on Sale of Undeveloped Oil and Gas Properties	3 Months Ended
Mar. 31, 2014
Other Operating Revenue - Gain on Sale of Undeveloped Oil and Gas Properties [Abstract]
Other Operating Revenue - Gain on Sale of Undeveloped Oil and Gas Properties

11. Other Operating Revenue – Gain on Sale of Undeveloped Oil and Gas Properties

        During the first quarter of 2014, Arabella sold undeveloped leased acreage for $2,119,200 in cash and recognized a gain on the sale of the property of $1,236,200.